WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Amendment to the Agreement and Declaration of Trust

Certificate and Instrument of Amendment

April 24, 2018

The undersigned, being at least a majority of the duly elected and qualified Trustees of Western Asset/Claymore Inflation-Linked Opportunities & Income Fund, a Massachusetts business trust (the “Trust”), acting pursuant to Section 8(a) of Article IX of the Trust’s Agreement and Declaration of Trust dated October 27, 2003, as amended (the “Declaration”), do hereby consent to and adopt the following resolution:

RESOLVED, that the Trust’s Declaration is hereby amended, effective as of April 27, 2018, to change the name of the Trust from “Western Asset/Claymore Inflation-Linked Opportunities & Income Fund” to “Western Asset Inflation-Linked Opportunities & Income Fund” so that Section 1 of Article I is deleted in its entirety, substituting therefor the following:

Section I. This Trust, heretofore known as “Western Asset/Claymore Inflation-Linked Opportunities & Income Fund,” shall hereafter be known as “Western Asset Inflation-Linked Opportunities & Income Fund” and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

This instrument may be executed in any number of counterparts each of which shall be deemed an original.

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IN WITNESS WHEREOF, the undersigned have signed this Certificate and Instrument of Amendment as of the date first set forth above.

/s/ Ronald A. Nyberg
Ronald A. Nyberg, as Trustee

Ronald E. Toupin, Jr., as Trustee

IN WITNESS WHEREOF, the undersigned have signed this Certificate and Instrument of Amendment as of the date first set forth above.

Ronald A. Nyberg, as Trustee

/s/ Ronald E. Toupin
Ronald E. Toupin, Jr., as Trustee

THE COMMONWEALTH OF MASSACHUSETTS

I hereby certify that, upon examination of this document, duly submitted to me, it appears that the provisions of the General Laws relative to corporations have been complied with, and I hereby approve said articles; and the filing fee having been paid, said articles are deemed to have been filed with me on:

April 24, 2018 12:45 PM

/s/ WILLIAM FRANCIS GALVIN
WILLIAM FRANCIS GALVIN

Secretary of the Commonwealth